Revenue From Contracts With Customers - Summary of of revenue from contracts with customers (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 100,711	$ 82,095	$ 88,444
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	20,068	16,511	22,238
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	80,643	65,584	66,206
Agent Revenue Subscription [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41,773	35,752	31,886
Agent Discretionary [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	35,179	29,968	32,607
Agent Revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	76,952	65,720	64,493
Developer revenue Advertising activities [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,749	8,113	11,252
Developer revenue Events [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,328	5,785	10,443
Developer revenue Software [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	534	997	1,568
Developer revenue print [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	19	0	0
Developer revenue review and management services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,202	412	275
Developer revenue Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	75	45	413
Developer revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	20,907	15,352	23,951
Fintech and data [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,852	$ 1,023	$ 0